CoreValues Alpha Greater China Growth ETF

Schedule of Investments

as of December 31, 2023 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Auto Manufacturers - 12.7%
BYD Co. Ltd. - Class H	18,987	$521,328
Li Auto, Inc. - Class A - ADR(a)	2,766	103,531
NIO, Inc. - Class C - ADR(a)	29,688	269,271
Tesla, Inc.(a)	306	76,035
		970,165

Auto Parts & Equipment - 6.8%
Contemporary Amperex Technology Co. Ltd. - Class A	16,000	368,315
Ningbo Tuopu Group Co. Ltd. - Class A	15,000	155,452
		523,767

Beverages - 1.0%
Kweichow Moutai Co. Ltd. - Class A	311	75,687

Cosmetics & Personal Care - 1.8%
Proya Cosmetics Co. Ltd. - Class A	9,700	135,949

Electronics - 2.6%
Shenzhen Inovance Technology Co. Ltd. - Class A	22,000	195,860

Food - 3.1%
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	20,064	75,676
Yantai China Pet Foods Co. Ltd. - Class A	43,200	160,503
		236,179

Home Furnishings - 3.1%
Midea Group Co. Ltd. - Class A	30,600	235,707

Internet - 35.6%
Alibaba Group Holding Ltd. - ADR	7,260	562,722
Alphabet, Inc. - Class A(a)	270	37,716
Baidu, Inc. - Class A - ADR(a)	4,477	533,166
Kuaishou Technology - Class B(a)	10,669	72,347
Meituan - Class B(a)	10,311	108,147
PDD Holdings, Inc. - ADR(a)	2,890	422,836
Tencent Holdings Ltd.	15,557	584,941
Trip.com Group Ltd. - ADR(a)	11,197	403,204
		2,725,079

Lodging - 1.4%
H World Group Ltd. - ADR	3,210	107,342

Media - 0.8%
COL Group Co. Ltd. - Class A(a)	17,400	63,126

Metal Fabricate & Hardware - 1.9%
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	34,600	143,431

Retail - 6.5%
ANTA Sports Products Ltd.	3,901	37,843
Luckin Coffee, Inc. - Class A - ADR(a)	6,465	176,365
Lululemon Athletica, Inc.(a)	195	99,701
MINISO Group Holding Ltd. - ADR	8,865	180,846
		494,755

Semiconductors - 6.6%
NVIDIA Corp.	153	75,769
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,140	430,560
		506,329

Software - 1.7%
NetEase, Inc. - ADR	1,410	131,356

Telecommunications - 4.8%
Shenzhen Transsion Holdings Co. Ltd. - Class A	6,806	132,815
Xiaomi Corp. - Class B(a)	116,415	232,575
		365,390

Transportation - 3.7%
J&T Global Express Ltd. - Class B(a)	141,600	286,879
TOTAL COMMON STOCKS (Cost $6,912,972)		7,197,001

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
First American Government Obligations Fund - Class X, 5.28%(b)	442,547	442,547
TOTAL SHORT-TERM INVESTMENTS (Cost $442,547)		442,547

TOTAL INVESTMENTS - 99.9% (Cost $7,355,519)		$7,639,548
Other Assets in Excess of Liabilities - 0.1%		8,469
TOTAL NET ASSETS - 100.0%		$7,648,017

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

CoreValues Alpha Greater China Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,197,001	$—	$—	$7,197,001
Money Market Funds	442,547	—	—	442,547
Total Investments	$7,639,548	$—	$—	$7,639,548

Refer to the Schedule of Investments for industry classifications.